UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	May 12, 2006

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  293336

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Form 13F INFORMATION TABLE
				     VALUE      QUANTITY         SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER	CLASS	CUSIP	     (x$1,000)    OF SHARES	PRN	CALL	DSCRN	MGR	AUT
Adobe Systems	COM	00724F101	11,078	316,970	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	11,959	227,570	SH	NA	SOLE	NA	SOLE
Automatic Data Proc	COM	053015103	8,903	194,900	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	9,746	158,270	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway B	COM	084670207	9,114	3,026	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway	COM	084670108	181	2	SH	NA	SOLE	NA	SOLE
Biomet, Inc.	COM	090613100	8,649	243,500	SH	NA	SOLE	NA	SOLE
Cisco Systems	COM	17275R102	8,150	376,100	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103	6,669	116,800	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	7,883	264,880	SH	NA	SOLE	NA	SOLE
First Data Corp	COM	319963104	10,048	214,600	SH	NA	SOLE	NA	SOLE
Goldman Sachs	COM	38141G104	10,491	66,840	SH	NA	SOLE	NA	SOLE
Hershey Company	COM	427866108	8,193	156,860	SH	NA	SOLE	NA	SOLE
Int'l Business Mach.	COM	459200101	8,109	98,330	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	9,839	184,980	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	5,905	99,710	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	6,086	200,800	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	7,208	193,820	SH	NA	SOLE	NA	SOLE
Lexmark Int'l Inc.	COM	529771107	8,609	189,700	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	13,427	390,760	SH	NA	SOLE	NA	SOLE
Medtronic Inc.	COM	585055106	9,975	196,550	SH	NA	SOLE	NA	SOLE
Merck & Co.	COM	589331107	6,359	180,500	SH	NA	SOLE	NA	SOLE
Merrill Lynch	COM	590188108	13,173	167,250	SH	NA	SOLE	NA	SOLE
Metlife, Inc.	COM	59156R108	8,219	169,920	SH	NA	SOLE	NA	SOLE
Microchip Tech.	COM	595017104	9,529	262,500	SH	NA	SOLE	NA	SOLE
Microsoft Corp.	COM	594918104	11,624	427,210	SH	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105	6,683	93,520	SH	NA	SOLE	NA	SOLE
Morgan Stanley 	COM	617446448	9,787	155,800	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'	COM	654106103	8,810	103,520	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.	COM	713448108	12,488	216,100	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109	11,074	192,154	SH	NA	SOLE	NA	SOLE
United Parcel Svc.	COM	911312106	8,356	105,260	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	7,013	109,580	SH	NA	SOLE	NA	SOLE

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